GOODWILL DISCLOSURE	0 Months Ended
Dec. 31, 2013
Goodwill [Abstract]
Goodwill Disclosure
NOTE 7—GOODWILL:

The changes in the carrying amount of goodwill for the years ended December 31, 2013 and 2012 were as follows:
			2013	2012

			(U.S. $ in millions)
Balance as of January 1			$18,856	$18,293
Changes during year:
Goodwill acquired			50	302
Translation differences and other			75	261

Balance as of December 31			$18,981	$18,856

Following Teva's reorganized structure, as defined in note 21, the Company has reassigned its goodwill to the newly defined reporting units. The carrying amount of goodwill per segment is as follows:

	December 31, 2013
	(U.S. $ in millions)
	Generics	Specialty	Other*	Total

Balance as of December 31	$9,088	$8,668	$1,225	$18,981

* Includes primarily Teva's OTC business activity and distribution of third party products.

<><As of December 31, 2013, 2012 and 2011, the Company determined that there was no impairment with respect to goodwill.